Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets

Other current assets consisted of the following:

	December 31, 2020	December 31, 2019
Receivables from government agencies	244	216
Taxes and other government receivables	114	71
Advances	39	47
Prepayments	70	56
Loans and deposits	8	8
Interest receivable	3	9
Derivative instruments	65	8
Other current assets	41	27
Total	584	442